Commitments and Contingencies - Additional Information (Details) - CAD ($) $ in Millions	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	$ 24,371
Total commitments	27,241
Outstanding letters of credit	$ 338	$ 355
Minimum
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation commitments subject to regulatory approval or approved but not yet in service term	15 years
Commitments approved and not yet in service
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	$ 1,500
HMLP
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Total commitments	$ 1,700